CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Voyage and time charter revenues (Notes 1 and 2)	$ 42,045	$ 6,301	$ 0
EXPENSES:
Voyage expenses	14,434	2,460	0
Vessel operating expenses	9,208	1,122	0
Depreciation (Note 6)	5,799	783	37
Management fees (Note 1)	231	142	0
General and administrative expenses (Notes 4 and 9)	7,985	8,162	8,030
Provision for doubtful receivables (Note 2)	79	0	0
Foreign currency losses / (gains)	35	(18)	(62)
Operating income / (loss)	4,274	(6,350)	(8,005)
OTHER INCOME / (EXPENSES)
Interest and finance costs (Note 10)	(2,089)	(651)	0
Interest income	110	258	62
Total other income / (expenses), net	(1,979)	(393)	62
Net income / (loss) from continuing operations	2,295	(6,743)	(7,943)
Gain from repurchase of preferred shares (Notes 4 and 11)	1,500	0	0
Income allocated to participating securities (Note 11)	(87)	0	0
Net income/(loss) available to common stockholders from continuing operations	3,708	(6,743)	(7,943)
Net income / (loss) from discontinued operations (Note 3)	1,482	(25,314)	(44,952)
Total net income / (loss) available to common stockholders	$ 5,190	$ (32,057)	$ (52,895)
Earnings / (Loss) per common share, basic, continuing operations (Note 11)	$ 0.76	$ (2.35)	$ (8.40)
Earnings / (Loss) per common share, diluted, continuing operations (Note 11)	0.75	(2.35)	(8.40)
Earnings / (Loss) per common share, basic, discontinued operations (Note 11)	0.30	(8.84)	(47.57)
Earnings / (Loss) per common share, diluted, discontinued operations (Note 11)	0.30	(8.84)	(47.57)
Earnings / (Loss) per common share, basic, total (Note 11)	1.06	(11.19)	(55.97)
Earnings / (Loss) per common share, diluted, total (Note 11)	$ 1.05	$ (11.19)	$ (55.97)
Weighted average number of common shares, basic (Note 11)	4,875,475	2,864,676	945,056
Weighted average number of common shares, diluted (Note 11)	4,945,562	2,864,676	945,056